Document and Entity Information	Jul. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40558
Entity Registrant Name	Akili, Inc.
Entity Central Index Key	0001850266
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-3654772
Entity Address, Address Line One	71 Commercial Street
Entity Address, Address Line Two	Mailbox 312
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	313-8853
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	AKLI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false